TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current taxes	$ 689	$ 211	$ 146
Deferred taxes (benefit)	(34)	234	2,060
Write off of prepaid and withholding taxes	909	1,759	1,150
Income tax expense	$ 1,564	$ 2,204	$ 3,356